CASH AND CASH EQUIVALENTS (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 422	¥ 3,082	$ 671	¥ 4,753	¥ 31,695	¥ 58,359
RMB [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	201	1,469		3,673
US [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	187	1,366		762
HK [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 34	¥ 247		¥ 318